Cover Page	Mar. 16, 2021
Cover [Abstract]
Entity Central Index Key	0001715768
Amendment Flag	false
Document Type	S-3
Entity Registrant Name	Transphorm, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	82-1858829
Entity Address, Address Line One	75 Castilian Drive
Entity Address, City or Town	Goleta
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	93117
City Area Code	805
Local Phone Number	456-1300
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false